Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash and Cash Equivalent

The following is a reconciliation of cash, cash equivalents, and restricted cash and cash equivalents in the unaudited interim condensed consolidated balance sheets to the total of the amounts in the consolidated statements of cash flows:

	As of June 30,	As of December 31,
	2025	2024
Cash and cash equivalents	40,086	38,201
Restricted cash and cash equivalents	-	6,910
Total cash and cash equivalents, and restricted cash and cash equivalents	40,086	45,111